Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (8,528)	$ (3,897)	$ (7,232)	$ (11,706)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	18	67	74	279
Share-based compensation	1,158	1,531	1,927	2,305
Amortization of operating lease right-of-use assets	418	408	548	513
Non-cash interest expense	854	53	39
Loss on settlement of convertible notes	358
Other income (see Note 2)	(200)	(3,556)	(3,556)
Amortization of debt discount	160
Change in fair value of forward purchase agreement asset	23		339
Change in fair value of SEPA put rights asset	(55)		312
Change in fair value of embedded derivative liability	773		11
Gain on extinguishment of accrued liabilities			(173)
Changes in operating assets and liabilities:
Accounts receivable		(183)	(235)	1,942
Prepaid expenses and other current assets	(257)	(93)	(98)	84
Note receivable				4
Accounts payable	787	325	(860)	(743)
Accrued expenses	(73)	551	383	484
Income taxes payable	(366)		57
Deferred revenue				(64)
Operating lease liability	(456)	(421)	(566)	(500)
Net cash used in operating activities	(5,386)	(5,215)	(9,030)	(7,402)
Cash Flows from Investing Activities:
Purchase of property and equipment				(48)
Proceeds from sales of property and equipment	26
Net cash provided by investing activities	26
Cash Flows from Financing Activities:
Proceeds from settlement of Forward Purchase Agreement	132
Proceeds from issuances of debt	1,840	4,877
Proceeds from issuance of Note payable	553
Payments on Note payable	(553)
Issuance of Advance Shares	739
Net proceeds from the Merger			490
Net proceeds from PIPE financing			10,361
Cash transferred into escrow pursuant to Forward Purchase Agreement			(1,134)
Proceeds from issuance of notes payable - related party			5,883	1,442
Payment of notes payable - related party			(5,735)
Proceeds from issuance of Convertible Notes, net of issuance costs			2,755
Payment of offering costs		(365)	(1,442)	(371)
Repayment of finance lease liabilities		(17)	(17)	(222)
Net cash provided by financing activities	2,711	4,495	11,161	849
Net change in cash and restricted cash	(2,649)	(720)	2,131	(6,601)
Cash and restricted cash - beginning of period	2,992	861	861	7,462
Cash and restricted cash - end of period	343	141	2,992	861
Supplemental disclosure of cash flow information and non-cash transactions:
Interest paid	21	1	1	16
Offering costs included in accounts payable			436	507
Issuance costs for Advance Shares included in accrued expenses	51
Fair value of common stock issued for services	161
Common stock issued in settlement of convertible notes and embedded derivative liability	5,937
Deferred offering costs included in accounts payable		575
Reclassification of residual value guarantees under finance lease to accrued expense		113	113
Settlement of bonus accrual through notes payable - related parties				300
ACAB liabilities assumed in the Merger, net			6,585
Conversion of notes payable-related parties into common stock of New Abpro			2,000
Conversion of pre-merger preferred stock of Abpro into common stock of New Abpro			75,563
SEPA commitment fee paid in common stock shares			327
As reported within the unaudited condensed consolidated balance sheets:
Cash	328	1	2,850	723
Restricted cash	15	140	142	138
Total cash and restricted cash as presented in the balance sheet	$ 343	$ 141	$ 2,992	$ 861